GS Mortgage Securities Corp. ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)

Run Date - 9/8/2025 9:27:54 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	914	0.00%	918
City	0	918	0.00%	918
State	0	918	0.00%	918
Zip	0	918	0.00%	918
Borrower First Name	0	908	0.00%	918
Borrower Last Name	0	918	0.00%	918
Borrower SSN	0	905	0.00%	918
Original Loan Amount	2	918	0.22%	918
Original Interest Rate	0	914	0.00%	918
Representative FICO	1	918	0.11%	918
Property Type	0	912	0.00%	918
Occupancy	0	908	0.00%	918
Purpose	0	918	0.00%	918
Refi Purpose	0	368	0.00%	918
Balloon Flag	0	905	0.00%	918
Original CLTV	1	890	0.11%	918
Original LTV	1	912	0.11%	918
Prepayment Penalty Period (months)	0	907	0.00%	918
Lender	0	905	0.00%	918
Product Description	0	905	0.00%	918
Has FTHB	0	904	0.00%	918
Investor: Qualifying Total Debt Ratio	0	909	0.00%	918
Escrow Account	0	908	0.00%	918
PITIA Reserves Months	0	904	0.00%	918
Doc Type	0	370	0.00%	918
Margin	0	5	0.00%	918
First Payment Date	0	7	0.00%	918
Original P&I	0	7	0.00%	918
Lien Position	0	7	0.00%	918
# of Units	0	13	0.00%	918
Contract Sales Price	0	5	0.00%	918
LTV Valuation Value	0	1	0.00%	918
Original Term	0	4	0.00%	918
Interest Only	0	10	0.00%	918
Appraised Value	1	10	10.00%	918
Prepayment Terms	0	2	0.00%	918
Subject Debt Service Coverage Ratio	2	8	25.00%	918
Universal Loan Identifier (ULI)	0	2	0.00%	918
Original HCLTV	0	190	0.00%	918
Originator Loan Designation	0	1	0.00%	918
Note Date	0	8	0.00%	918
Maturity Date	0	6	0.00%	918
Interest Only Period	0	6	0.00%	918
Prepayment Penalty	0	6	0.00%	918
Original As-Is LTV	0	6	0.00%	918
Amortization Term	0	2	0.00%	918
Amortization Type	0	2	0.00%	918
Borrower FTHB	0	2	0.00%	918
Decision System	0	2	0.00%	918
Total	8	21,986	0.04%	918